Other financial assets and financial liabilities - Other financial assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Foreign exchange portfolio	R$ 1,022,083	R$ 2,145,174
Receivables from IFAs	165,640	172,884
Compulsory and other deposits at Central Bank	2,956,896	1,119,169
Other financial assets	119,328	131,071
(-) Expected losses on other financial assets	(55,204)	(51,109)
Total	4,208,743	3,517,189
Current	3,471,827	2,791,244
Non-current	R$ 736,916	R$ 725,945